Going concern	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going concern	Going concern
The accompanying consolidated financial statements are prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of the business. As of June 30, 2020, the Company had an accumulated deficit of $181.5 million. During the three months and six months ended June 30, 2020, the Company incurred a net loss of $15.2 million and $21.6 million, respectively, and used $23.5 million of cash in operating activities. The Company expects to continue to generate operating losses for the foreseeable future. As of June 30, 2020, the Company had cash and cash equivalents of $36.4 million.

Based on management's forecasts, the Company's existing cash and cash equivalents, anticipated payments from BARDA under its contract for the development of ridinilazole and anticipated milestone payments from its license and commercialization agreement with Eurofarma are expected to be sufficient to enable the Company to fund its operating expenses and capital expenditure requirements through January 31, 2021. The Company will need to raise additional funding in order to support, beyond this date, its planned research and development efforts, its preparatory commercialization related activities should ridinilazole receive marketing approval, as well as to support activities associated with operating as a public company in the United States.

The principal stockholder, Chief Executive Officer and Executive Chairman of the Company, Mr. Robert W. Duggan, has indicated his intention to the Board of Directors to participate in a future fundraise as required in order to support the Company's clinical operations and planned research and development efforts. In addition the Company continues to evaluate other options to finance its cash needs through a combination of some, or all, of the following: equity offerings, collaborations, strategic alliances, grants and clinical trial support from government entities, philanthropic, non-government and not-for-profit organizations and patient advocacy groups, debt financings, and marketing, distribution or licensing arrangements. While the Company believes that the required funds will be available before the end of January 2021, there can be no assurance that the Company will be able to generate funds, on terms acceptable to the Company, on a timely basis or at all, which would impact the Company’s ability to continue as a going concern. The failure of the Company to obtain sufficient funds on acceptable terms when needed could have a material adverse effect on the Company’s business, results of operations and financial condition.

Should the Company be unable to raise additional funding, management believes it has the ability to take mitigating action to fund its operating expenses and capital expenditure requirements in relation to its clinical development activities for only a short period beyond January 31, 2021. These circumstances led management to conclude that substantial doubt on the Company’s ability to continue as a going concern for a period of one year from the issuance of these consolidated financial statements exists. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Going concern
The accompanying consolidated financial statements are prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of the business. As of December 31, 2019, the Company had an accumulated deficit of $159.9 million. During the year ended December 31, 2019, the Company incurred a net loss of $29.0 million and used $20.8 million of cash in operating activities. The Company expects to continue to generate operating losses and use cash to fund operations for the foreseeable future. As of December 31, 2019, the Company had cash and cash equivalents of $63.8 million.

Based on management's forecasts, the Company's existing cash and cash equivalents, anticipated payments from BARDA under its contract for the development of ridinilazole and anticipated milestone payments from its license and commercialization agreement with Eurofarma are expected to be sufficient to enable the Company to fund its operating expenses and capital expenditure requirements through January 31, 2021. The Company will need to raise additional funding in order to support, beyond this date, its planned research and development efforts, its preparatory commercialization related activities should ridinilazole receive marketing approval, as well as to support activities associated with operating as a public company in the United States.

The Principal shareholder of the Company, Mr. Robert W. Duggan, has given his intention to the Board of Directors to participate in a future fundraise as required in order to support the Company with its clinical operations and planned research and development efforts. In addition the Company continues to evaluate other options to finance its cash needs through a combination of some, or all, of the following: equity offerings, collaborations, strategic alliances, grants and clinical trial support from government entities, philanthropic, non-government and not-for-profit organizations and patient advocacy groups, debt financings, and marketing, distribution or licensing arrangements. While the Company believes that the required funds will be available before the end of January 2021, there can be no assurance that the Company will be able to generate funds, on terms acceptable to the Company, on a timely basis or at all, which would impact the Company’s ability to continue as a going concern. The failure of the Company to obtain sufficient funds on acceptable terms when needed could have a material adverse effect on the Company’s business, results of operations and financial condition.
Should the Company be unable to raise additional funding, management has the ability to take mitigating action to fund its operating expenses and capital expenditure requirements in relation to its clinical development activities for only a short period beyond January 31, 2021. These circumstances led management to conclude that substantial doubt on the Company’s ability to continue as a going concern for a period of one year from the issuance of these consolidated financial statements exists. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty